Sales Activities for Securities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Sales proceeds			$ 4,392	$ 2,526	$ 2,526	$ 5,424
Gross gains on sales			141	104	104	139
Gross losses on sales